LEASE LIABILITIES (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024	Jun. 11, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Addition in right -of-use assets and lease liabilities	$ 0	$ 1,221,143	$ 924,105
Operating lease right-of-use assets		1,221,143
Operating lease costs	241,678	1,597,609	1,446,208
Portion of operating lease costs allocated to inventory	135,395	812,368	812,368
Total undiscounted lease liabilities	$ 15,999,875	$ 16,517,271	16,218,421
Silver State Relief LLC (Sparks) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Addition in right -of-use assets and lease liabilities			528,067
Silver State Relief LLC (Fernley) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Addition in right -of-use assets and lease liabilities			$ 396,038
Silver State Relief LLC (Reno) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease First Payment				$ 14,300
Recognized Lease Liability				$ 1,221,143